SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 7 -	SHAREHOLDERS’ EQUITY

a.	Share capital:

The Company’s ordinary shares are traded in the United States on the NASDAQ National Market, under the symbol MNDO.

b.	Treasury shares:

During the period between September 2008 and December 2009, the Company has purchased an aggregate amount of 3,165,092 ordinary shares for a total consideration of approximately $2.8 million. There is no active buyback plan. As of December 31, 2014 the remaining treasury shares are 2,549,692 which amounted to $1.86 million after exercise of options from treasury stock issued to employees in the amount of $424 thousand, $73 thousand and $41 thousand in 2014, 2013 and 2012 respectively.

c.	Dividend:

Dividends paid per share in the years ended December 31, 2014, 2013 and 2012 were $0.24, $0.24 and $0.24, respectively.

The Company paid dividends to its shareholders in the amounts of $4.5 million, $4.5 million and $4.5 million during 2014, 2013 and 2012, respectively. Since at the time of 2014 distribution the Company had insufficient statutory retained earnings, the distribution was done by way of reduction of additional paid-in capital, after due approval by an Israeli court order, in accordance with the Israeli Companies Law.

d.	Stock option plans:

In December 1998, the Board of Directors approved an employee stock option plan, which was amended in 2000 and in 2003 (the “1998 Plan”). During 2004, the Board of Directors approved an employee stock option plan (the “2000 Plan”). Under the 1998 Plan (as amended in 2000 and in 2003) and the 2000 plan, options for up to 4,306,000 ordinary shares of NIS  0.01 par value are to be granted to employees of the Company and its subsidiaries. The 1998 Plan and 2000 Plan expired in December 2010.

In 2011, the Board of Directors and the 2011 Annual General Meeting of the Company’s shareholders approved a share incentive plan (the “2011 Share Incentive Plan”). Under the 2011 Share Incentive Plan, options for up to 1,800,000 ordinary shares of NIS  0.01 par value are to be granted to employees of the Company and its subsidiaries, directors, consultants or contractors of the Company.

Each option can be exercised to purchase one Ordinary Share. Immediately upon issuance, the Ordinary Shares issuable upon the exercise of the options will confer on holders the same rights as the other ordinary shares.

The Board of Directors determines the exercise price and the vesting period of the options granted. The outstanding options granted under the above mentioned plans vest over 3-5 years. Options not exercised will expire approximately 5-7 years after they are granted.

The compensation costs charged against income for all of the Company's equity remuneration plans during 2014, 2013 and 2012 were approximately $72 thousand, $58 thousand and $80 thousand, respectively without any reduction in income taxes.

As a result of a change made to Section 102 of the Israeli Income Tax Ordinance as part of the Israeli tax reform of 2003, and pursuant to an election made by the Company thereunder, Israeli employees (except for employees who are deemed “Controlling Members” under the Israeli Income Tax Ordinance) will be subject to a lower tax rate on capital gains accruing to them in respect of Section 102 awards made after December 31, 2002. However, the Company will not be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as it had previously been entitled to do under Section 102.

The following is a summary of the status of the 1998 Plan, 2000 plan and 2011 Share Incentive Plan as of December 31, 2014, 2013 and 2012, and changes during the years ended on those dates:

1)

	Years ended December 31
	2014		2013		2012
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at beginning of year	460,000	$1.93	588,700	$1.87	817,200	$2.06
Changes during year:
Granted (a)	666,000	$2.81	96,000	$2.16	18,000	$2.41
Exercised	(225,400)	$1.88	(103,500)	$0.70	(51,500)	$0.78
Forfeited	(49,000)	$2.03	(36,000)	$1.94	(2,000)	$1.04
Expired	-	-	(85,200)	$3.24	(193,000)	$3.33
Options outstanding at end of year	851,600	$2.63	460,000	$1.93	588,700	$1.87

Options exercisable at end of year	43,600	$2.00	193,000	$1.95	228,700	$2.03

Weighted average grant date fair value of options granted during the year (b)		$0.51		$0.41		$0.52

(a)
In 2014 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary’s shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to Par value of NIS 0.01.

In 2013 and 2012 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary’s shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option.

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model with the following assumptions:

	Years ended December 31
	2014	2013	2012

Dividend yield	11%	11%	10%

Expected volatility*	44%	49%	58%

Average risk-free interest rate	1.5%	0.8%	0.9%

Expected average term - in years	3.88	3.88	3.88

*	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.

As of December 31, 2014 there were approximately $240 thousand of total unrecognized compensation costs, net of expected forfeitures, related to nonvested share-based compensation awards granted under the stock option plan. The costs are expected to be recognized over a weighted average period of 1.45 years.

2)	The following table summarizes information about options outstanding and exercisable as of December 31, 2014:

	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	At	remaining	average	At	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2014	life	price	2014	life	Price
		Years			Years

$0.003 – 1.939	125,000	2.40	$1.32	38,000	1.85	$1.94
$2.410 – 2.947	726,600	4.61	$2.85	5,600	2.16	$2.41
	851,600	4.29	$2.63	43,600	1.89	$2.00

The total intrinsic value of options exercised during the years ended December 31, 2014, 2013 and 2012 were approximately $322 thousand, $165 thousand and $73 thousand, respectively. As of December 31, 2014, the aggregate intrinsic value of the outstanding options is $1,108 thousand, and the aggregate intrinsic value of the exercisable options is $84 thousand.